AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 119.5%
	ADVERTISING — 0.8%
205	Omnicom Group, Inc.[1]	$15,020
	AEROSPACE/DEFENSE — 2.0%
61	L3Harris Technologies, Inc.[1]	13,008
66	Northrop Grumman Corp.[1]	25,546
		38,554
	AGRICULTURE — 2.1%
595	Altria Group, Inc.[1]	28,197
141	Philip Morris International, Inc.[1]	13,395
		41,592
	BEVERAGES — 2.5%
76	Brown-Forman Corp. - Class B1	5,537
193	Coca-Cola Co.[1]	11,428
185	PepsiCo, Inc.[1]	32,136
		49,101
	BIOTECHNOLOGY — 6.6%
90	Amgen, Inc.[1]	20,247
95	Biogen, Inc.*,1	22,792
398	Gilead Sciences, Inc.[1]	28,899
47	Regeneron Pharmaceuticals, Inc.*,1	29,682
122	Vertex Pharmaceuticals, Inc.*,1	26,791
		128,411
	COMMERCIAL SERVICES — 1.5%
154	Rollins, Inc.[1]	5,268
108	Verisk Analytics, Inc.[1]	24,703
		29,971
	COSMETICS/PERSONAL CARE — 3.7%
333	Colgate-Palmolive Co.[1]	28,418
30	Estee Lauder Cos., Inc. - Class A1	11,106
192	Procter & Gamble Co.[1]	31,408
		70,932
	DISTRIBUTION/WHOLESALE — 0.8%
27	Pool Corp.[1]	15,282
	DIVERSIFIED FINANCIAL SERVICES — 5.8%
268	Cboe Global Markets, Inc.[1]	34,947
146	CME Group, Inc.[1]	33,355
246	Intercontinental Exchange, Inc.[1]	33,645

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
46	Nasdaq, Inc.[1]	$9,661
		111,608
	ELECTRIC — 3.1%
430	AES Corp.[1]	10,449
212	DTE Energy Co.[1]	25,343
54	Entergy Corp.[1]	6,083
94	Evergy, Inc.[1]	6,449
366	PPL Corp.[1]	11,002
		59,326
	ENVIRONMENTAL CONTROL — 3.7%
267	Republic Services, Inc.[1]	37,233
213	Waste Management, Inc.[1]	35,550
		72,783
	FOOD — 14.1%
558	Campbell Soup Co.[1]	24,251
449	Conagra Brands, Inc.[1]	15,333
434	General Mills, Inc.[1]	29,243
168	Hershey Co.[1]	32,503
420	Hormel Foods Corp.[1]	20,500
168	J M Smucker Co.[1]	22,818
410	Kellogg Co.[1]	26,412
604	Kroger Co.[1]	27,337
384	Lamb Weston Holdings, Inc.[1]	24,338
232	McCormick & Co., Inc.[1]	22,413
324	Tyson Foods, Inc. - Class A1	28,240
		273,388
	GAS — 0.7%
476	NiSource, Inc.[1]	13,142
	HEALTHCARE-PRODUCTS — 4.8%
58	Danaher Corp.[1]	19,083
51	ResMed, Inc.[1]	13,285
118	STERIS PLC[1,2]	28,722
31	Thermo Fisher Scientific, Inc.[1]	20,684
29	Waters Corp.*,1	10,805
		92,579
	HEALTHCARE-SERVICES — 3.4%
249	Centene Corp.*,1	20,518
15	Humana, Inc.[1]	6,958

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-SERVICES (Continued)
75	UnitedHealth Group, Inc.[1]	$37,660
		65,136
	HOUSEHOLD PRODUCTS/WARES — 4.2%
299	Church & Dwight Co., Inc.[1]	30,647
136	Clorox Co.[1]	23,713
190	Kimberly-Clark Corp.[1]	27,155
		81,515
	INSURANCE — 11.7%
296	Aflac, Inc.[1]	17,283
163	Allstate Corp.[1]	19,177
53	Aon PLC - Class A1,2	15,930
216	Arthur J. Gallagher & Co.[1]	36,649
52	Berkshire Hathaway, Inc. - Class B*,1	15,548
61	Chubb Ltd.[1,2]	11,792
146	Cincinnati Financial Corp.[1]	16,634
42	Everest Re Group Ltd.[1,2]	11,505
41	Marsh & McLennan Cos., Inc.[1]	7,126
285	Progressive Corp.[1]	29,255
102	Travelers Cos., Inc.[1]	15,956
75	W R Berkley Corp.[1]	6,179
98	Willis Towers Watson PLC[1,2]	23,274
		226,308
	INTERNET — 1.3%
102	VeriSign, Inc.*,1	25,890
	OIL & GAS — 1.4%
1,437	Coterra Energy, Inc.[1]	27,303
	PACKAGING & CONTAINERS — 0.5%
871	Amcor PLC[1,2]	10,461
	PHARMACEUTICALS — 11.7%
266	AbbVie, Inc.[1]	36,016
94	AmerisourceBergen Corp.[1]	12,492
339	Bristol-Myers Squibb Co.[1]	21,137
61	Cigna Corp.[1]	14,007
369	CVS Health Corp.[1]	38,066
147	Eli Lilly & Co.[1]	40,604
166	Johnson & Johnson[1]	28,398
70	McKesson Corp.[1]	17,400
159	Organon & Co.[1]	4,842
119	Pfizer, Inc.[1]	7,027

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS (Continued)
29	Zoetis, Inc.[1]	$7,077
		227,066
	REITS — 2.1%
107	Public Storage - REIT[1]	40,078
	RETAIL — 11.0%
69	Costco Wholesale Corp.[1]	39,172
128	Dollar General Corp.[1]	30,186
111	Dollar Tree, Inc.*,1	15,598
49	Domino's Pizza, Inc.[1]	27,652
98	McDonald's Corp.[1]	26,271
50	Ross Stores, Inc.[1]	5,714
46	Target Corp.[1]	10,646
85	TJX Cos., Inc.[1]	6,453
587	Walgreens Boots Alliance, Inc.[1]	30,618
149	Walmart, Inc.[1]	21,559
		213,869
	SEMICONDUCTORS — 1.3%
500	Intel Corp.[1]	25,750
	SOFTWARE — 10.5%
298	Activision Blizzard, Inc.[1]	19,826
246	Akamai Technologies, Inc.*,1	28,792
357	Cerner Corp.[1]	33,155
214	Citrix Systems, Inc.[1]	20,242
163	Jack Henry & Associates, Inc.[1]	27,219
39	Microsoft Corp.[1]	13,116
396	Oracle Corp.[1]	34,535
151	Take-Two Interactive Software, Inc.*,1	26,836
		203,721
	TELECOMMUNICATIONS — 5.2%
919	AT&T, Inc.[1]	22,608
403	Juniper Networks, Inc.[1]	14,391
144	Motorola Solutions, Inc.[1]	39,125
468	Verizon Communications, Inc.[1]	24,317
		100,441
	TRANSPORTATION — 3.0%
221	C.H. Robinson Worldwide, Inc.[1]	23,786

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION (Continued)
258	Expeditors International of Washington, Inc.[1]	$34,647
		58,433
	TOTAL COMMON STOCKS
	(Cost $1,925,426)	2,317,660

Principal Amount
	SHORT-TERM INVESTMENTS — 17.0%
$329,419	UMB Bank Demand Deposit, 0.01%[3]	329,419
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $329,419)	329,419
	TOTAL INVESTMENTS — 136.5%
	(Cost $2,254,845)	2,647,079
	Liabilities in Excess of Other Assets — (36.5)%	(707,999)
	TOTAL NET ASSETS — 100.0%	$1,939,080

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for line of credit borrowings. As of December 31, 2021, the aggregate value of those securities was $2,317,660, representing 119.5% of net assets.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.